RESTRUCTURING AND ACQUISITION-RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Acquisition-related transaction costs	$ 1,526	$ 0
Restructuring and acquisition-related costs	8,225	48,154
Acquisition-related transaction costs	1,526	0
Restructuring and acquisition-related costs (note 18)	8,225	48,154
Employee termination and benefit costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	251	10,900
Restructuring-related costs	251	10,900
Exit, relocation and other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	3,312	13,321
Restructuring and acquisition-related costs		5,900
Restructuring-related costs	3,312	13,321
Restructuring and acquisition-related costs (note 18)		5,900
Net loss on disposal and write-downs of property, plant and equipment, right-of-use assets and software related to exit activities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	3,136	23,933
Restructuring-related costs	3,136	23,933
SG&A Workforce Reductions [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		2,400
Restructuring and acquisition-related costs (note 18)		2,400
Other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	600	6,600
Restructuring and acquisition-related costs (note 18)	600	6,600
Frontier Yarns Acquisition
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	1,500
Restructuring and acquisition-related costs (note 18)	1,500
United States | Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	2,000	22,500
Restructuring and acquisition-related costs (note 18)	2,000	22,500
MEXICO | Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	4,100	10,800
Restructuring and acquisition-related costs (note 18)	$ 4,100	$ 10,800